Subsequent Events (Details)			1 Months Ended	6 Months Ended
	Aug. 25, 2026 $ / shares shares	Dec. 31, 2025 CNY (¥)	Nov. 25, 2025 CNY (¥)	Apr. 30, 2026 $ / shares shares	Oct. 31, 2025 $ / shares shares	Oct. 31, 2024 $ / shares shares
Common Class A [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares issued (in Shares)				9,200,000	9,200,000	7,575,000
Ordinary shares, shares outstanding (in Shares)				9,200,000	9,200,000	7,575,000
Redesignated shares				7,425,000
Common Class A [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.01
Ordinary shares, shares issued (in Shares)	16,625,000
Ordinary shares, shares outstanding (in Shares)	16,625,000
Redesignated shares	7,425,000
Common Class B [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares issued (in Shares)				7,425,000	7,425,000	7,425,000
Ordinary shares, shares outstanding (in Shares)				7,425,000	7,425,000	7,425,000
Redesignated shares				7,425,000
Common Class B [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.01
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)
Redesignated shares	7,425,000
Subsequent Event [Member] | Zhejiang Yiwu Rural Commercial Bank Co., Ltd [Member]
Subsequent Events [Line Items]
Loan start term			Nov. 25, 2025
Loan end term			Nov. 19, 2026
Loan amount | ¥			¥ 1,500,000
Subsequent Event [Member] | Zhejiang Yiwu Rural Commercial Bank Co., Ltd One [Member]
Subsequent Events [Line Items]
Loan start term			Nov. 25, 2025
Loan end term			May 20, 2026
Loan amount | ¥			¥ 1,500,000
Subsequent Event [Member] | Zhejiang Yiwu Rural Commercial Bank Co., Ltd. Two [Member]
Subsequent Events [Line Items]
Loan start term			Nov. 25, 2025
Loan end term			Nov. 19, 2026
Loan amount | ¥			¥ 2,900,000
Subsequent Event [Member] | Zhejiang Yiwu High-tech Zone Development & Construction Co., Ltd. [Member]
Subsequent Events [Line Items]
Lease term		1 year
Annual rent | ¥		¥ 180,905